Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Capital account, interests outstanding	635,000,000	635,000,000	635,000,000	635,000,000